STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Total Stock-Based Compensation Expense

Total stock-based compensation expense in our Consolidated Statements of Income during the twelve months ended December 31, 2012, 2011 and 2010, was as follows:

	Twelve Months Ended December 31,
(in millions)	2012	2011	2010

Cost of services	$3.9	$3.6	$3.6
Selling, general and administrative expenses	24.1	20.8	18.2
Stock-based compensation expense, before income taxes	$28.0	$24.4	$21.8

Assumptions Used to Estimate Fair Value of Stock Options Granted

The fair value for stock options granted during the twelve months ended December 31, 2012, 2011 and 2010, was estimated at the date of grant, using the binomial model with the following weighted-average assumptions:

	Twelve Months Ended December 31,
	2012	2011	2010

Dividend yield	1.8%	1.8%	0.5%
Expected volatility	31.9%	32.7%	29.9%
Risk-free interest rate	0.6%	1.2%	1.6%
Expected term (in years)	4.9	4.8	4.6
Weighted-average fair value of stock options granted	$10.67	$7.85	$8.28

Changes in Outstanding Options and Weighed-Average Exercise Price Per Share

The following table summarizes changes in outstanding stock options during the twelve months ended December 31, 2012, as well as stock options that are vested and expected to vest and stock options exercisable at December 31, 2012:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
	(in thousands)		(in years)	(in millions)
Outstanding at December 31, 2011	6,715	$31.82
Granted (all at market price)	501	$47.04
Exercised	(2,352)	$29.37
Forfeited and cancelled	(116)	$31.85
Outstanding at December 31, 2012	4,748	$34.64	6.5	$92.5
Vested and expected to vest at December 31, 2012	4,563	$34.58	6.4	$89.2
Exercisable at December 31, 2012	3,061	$33.34	5.3	$63.6

Summary of Changes in Nonvested Stock and Weighted-Average Grant Date Fair Value

The following table summarizes changes in our nonvested stock during the twelve months ended December 31, 2012, 2011 and 2010 and the related weighted-average grant date fair value:

		Weighted-Average
		Grant Date
	Shares	Fair Value
	(in thousands)
Nonvested at December 31, 2009	1,110	$33.10
Granted	553	$33.27
Vested	(317)	$38.08
Forfeited	(36)	$33.20
Nonvested at December 31, 2010	1,310	$31.54
Granted	513	$34.07
Vested	(340)	$34.34
Forfeited	(52)	$30.70
Nonvested at December 31, 2011	1,431	$31.79
Granted	685	$44.59
Vested	(440)	$29.02
Forfeited	(60)	$33.31
Nonvested at December 31, 2012	1,616	$37.95